Jan. 26, 2024
Impax Ellevate Global Women's Leadership Fund

Prospectus

Under Investment Objective, the section will be replaced in its entirety with the following:

The Global Women’s Fund’s investment objective is to seek long-term growth of capital.

Under Principal Investment Strategies, the section will be replaced in its entirety with the following:

The Global Women’s Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to benefit from the transition to a more sustainable global economy, integrating environmental, social and governance (“ESG”) analysis into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of MSCI World Index companies.

The Global Women’s Fund seeks to construct a universe of companies around the world that advance and empower women through gender diversity on boards and in senior management, and that promote gender equity in the workplace through policies and practices focused on advancing gender diversity, inclusion and equity. From this universe, the Adviser selects portfolio companies for the Fund using a systematic process that strives to weight the portfolio toward companies with strong gender diversity and leadership while maintaining desired risk characteristics.

Under normal market conditions, the Global Women’s Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the Adviser has determined are “global women’s leaders.” To identify these companies, the Adviser constructs an investment universe by (1) ranking the companies comprising the MSCI World Index according to the Adviser’s proprietary gender leadership score; (2) excluding companies ranking in the bottom 50% of the MSCI World Index based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. The Adviser’s gender leadership score measures a company’s gender diversity on its board and in senior management as well as a company’s policies and practices focused on advancing gender diversity, inclusion and equity in the workplace.

From this universe, the Adviser employs a systematic investment approach to select a portfolio of approximately 100 – 150 companies that the Adviser determines to be “global women’s leaders.” At least 80% of the Fund’s portfolio weight will be comprised of companies that rank in the top 25% of the MSCI World Index, as ranked by the Adviser’s gender leadership score. The Fund may own securities in the second quartile of the MSCI World Index according to the gender leadership score if, through its systematic investment process, those companies are determined by the Adviser to meet its ESG or sustainability criteria, as well as valuation and quality metrics.

Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund’s investments in securities of non-US issuers may include American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts and generally will be diversified across multiple countries or geographic regions. The Fund’s investments in securities of non-U.S. issuers also may be denominated in currencies other than the US dollar. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.

For more information on the Fund’s sustainable investing approach, please see “Sustainable Investing” below.

Under Principal Risks, “Investment Approach Risk”, “Non-Correlation Risk”, “Financial Services Sector Risk” and “Information Technology Sector Risk” will be removed in their entirety, and “Management Risk” will be replaced in its entirety with the following:

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s ESG profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider ESG factors or come to different conclusions regarding such factors.